UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
September 30, 2010 (Unaudited)	Columbia Real Estate Equity Fund

	Shares	Value ($)*
Common Stocks — 100.3%
CONSUMER DISCRETIONARY — 2.7%
Hotels, Restaurants & Leisure — 2.7%
Starwood Hotels & Resorts Worldwide, Inc.	117,152	6,156,337
Vail Resorts, Inc. (a)	97,267	3,649,458
Hotels, Restaurants & Leisure Total		9,805,795
CONSUMER DISCRETIONARY TOTAL		9,805,795
FINANCIALS — 97.6%
Real Estate Investment Trusts (REITs) — 96.5%
American Campus Communities, Inc.	352,900	10,742,276
Apartment Investment & Management Co., Class A	246,100	5,261,618
AvalonBay Communities, Inc.	68,000	7,067,240
BioMed Realty Trust, Inc.	465,429	8,340,488
Boardwalk Real Estate Investment Trust CAD (b)	156,737	7,159,723
Boston Properties, Inc.	161,636	13,435,184
CBL & Associates Properties, Inc.	390,504	5,099,982
DiamondRock Hospitality Co. (a)	546,600	5,187,234
Digital Realty Trust, Inc.	216,450	13,354,965
Douglas Emmett, Inc.	648,700	11,358,737
Duke Realty Corp.	605,400	7,016,586
Entertainment Properties Trust	305,006	13,170,159
Equity Lifestyle Properties, Inc.	280,891	15,302,942
Equity Residential Property Trust	193,844	9,221,159
Extra Space Storage, Inc.	531,752	8,529,302
Federal Realty Investment Trust	256,953	20,982,782
Getty Realty Corp.	303,300	8,137,539
Health Care REIT, Inc.	455,507	21,563,701
Host Hotels & Resorts, Inc.	390,819	5,659,059
LaSalle Hotel Properties	210,600	4,925,934
Mid-America Apartment Communities, Inc.	207,832	12,112,449
National Retail Properties, Inc.	531,700	13,350,987
Nationwide Health Properties, Inc.	190,900	7,382,103
Potlatch Corp.	419,023	14,246,782
Public Storage	153,664	14,911,555
Ramco-Gershenson Properties Trust	411,207	4,404,027
Simon Property Group, Inc.	422,248	39,159,279
U-Store-It Trust	403,900	3,372,565
Ventas, Inc.	185,454	9,563,863
Vornado Realty Trust	262,445	22,446,921

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	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Weingarten Realty Investors	150,000	3,273,000
Real Estate Investment Trusts (REITs) Total		345,740,141
Real Estate Management & Development — 1.1%
Jones Lang LaSalle, Inc.	45,191	3,898,628
Real Estate Management & Development Total		3,898,628
FINANCIALS TOTAL		349,638,769

Total Common Stocks (cost of $282,302,980)		359,444,564

	Par ($)
Short-Term Obligation — 1.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/10, due 10/01/10 at 0.220%, collateralized by a U.S. Treasury obligation maturing 05/15/19, market value $6,615,850 (repurchase proceeds $6,482,040)	6,482,000	6,482,000

Total Short-Term Obligation (cost of $6,482,000)		6,482,000

Total Investments — 102.1% (cost of $288,784,980) (c)(d)		365,926,564

Other Assets & Liabilities, Net — (2.1)%		(7,685,193)

Net Assets — 100.0%		358,241,371

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

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Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	359,444,564	—	—	359,444,564
Total Short-Term Obligation	—	6,482,000	—	6,482,000
Total Investments	$359,444,564	$6,482,000	$—	$365,926,564

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a)	Non-income producing security.
(b)	This security denominated in Canadian dollars.
(c)	Cost for federal income tax purposes is $288,784,980.
(d)	Unrealized appreciation and depreciation at September 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$79,752,447	$(2,610,863)	$77,141,584

Acronym	Name

CAD	Canadian Dollar

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Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	November 19, 2010

By (Signature and Title)	/s/Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	November 19, 2010